Expense Example - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	930
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	$ 1,522